Loans and Borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current
Bank loans	$ 91	$ 88
Term loan	0	456
Lease liabilities	118	124
Non-current borrowings	209	668
Current
Bank loans	55	67
Term loan	0	20
Lease liabilities	31	38
Current borrowings	$ 86	$ 125